CONVERTIBLE NOTE RECEIVABLE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
CONVERTIBLE NOTE RECEIVABLE
NOTE 6 – CONVERTIBLE NOTE RECEIVABLE
In April 2022, the Company purchased $250,000 in aggregate principal amount of convertible promissory note due April 1, 2026 (the “Convertible Note Receivable”).
The Convertible Note Receivable accrues interest at the rate of 5% per annum on the principal amount of the Convertible Note Receivable which is payable at maturity. The issuer may not prepay the note prior to its maturity date without the consent of the Company. The Convertible Note Receivable is convertible in equity securities of the borrower in the event that the borrower issues and sells shares to investors on or before the maturity date, subject to certain other conditions. The conversion price is based on the occurrence of certain actions by the issuer.
The Company earned $3,000 in interest income on the Convertible Note Receivable for the three months ended March 31, 2023.

NOTE 6 – CONVERTIBLE NOTE RECEIVABLE
In April 2022, the Company purchased $250,000 in aggregate principal amount of convertible promissory note due April 1, 2026 (the “Convertible Note Receivable”).
The Convertible Note Receivable accrues interest at the rate of 5% per annum on the principal amount of the Convertible Note Receivable. The issuer may not prepay the note prior to its maturity date without the consent of the Company. The Convertible Note Receivable is convertible into common stock of the issuer, and the conversion price is based on the occurrence of certain actions by the issuer.
The Company earned $9,000 in interest income on the Convertible Note Receivable for the year ended December 31, 2022.